Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ (2,709)	$ 2,830	$ 6,797